Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number Of Shares And Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	6,343,313	6,606,833	6,719,298
Granted, shares	4,512,995	3,552,923	3,519,474
Vested, shares	(3,793,978)	(3,534,770)	(3,270,778)
Cancelled, shares	(249,577)	(281,673)	(361,161)
Outstanding at end of period, shares	6,812,753	6,343,313	6,606,833
Outstanding at beginning of period, weighted-average grant-date fair value	$ 51.38	$ 48.99	$ 48.17
Granted, weighted-average grant-date fair value	52.54	53.90	50.45
Vested, weighted-average grant-date fair value	53.27	49.28	48.69
Cancelled, weighted-average grant-date fair value	52.83	53.51	50.55
Outstanding at end of period, weighted-average grant-date fair value	$ 51.04	$ 51.38	$ 48.99